Revenue (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Revenue Disaggregated

	Three Months Ended 31 March
	2025	2024
	AUD$	AUD$

Wholesale oils	$2,295,898	$1,817,091
High protein meals	2,300,636	1,556,865
Other sales	27,678	119,683
Toll crushing service	58,011	-
Retail oils	4,748,005	2,802,212
Total revenues	$9,430,228	$6,295,851

	Nine Months Ended 31 March
	2025	2024
	AUD$	AUD$

Wholesale oils	$6,732,108	$8,029,899
High protein meals	7,647,279	7,514,787
Toll crushing service	58,011	222,095
Seeds	-	23,490
Other sales	96,094	319,954
Retail oils	15,630,452	9,876,561
Total revenues	$30,163,944	$25,986,786

	Year Ended June 30,
	2024	2023
		Restated
Wholesale oils	$11,481,072	$20,451,942
Hype protein meals	9,175,505	5,577,709
Toll crushing service	222,095	2,156,827
Seeds	-	664,000
Other sales	291,351	198,867
Retail oils	12,557,199	-
Total revenues	$33,727,222	$29,049,345